Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.
For the year ended December 31, 2023, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):
Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Growth Allocation Fund	47	—	47	—
JNL Multi-Manager Alternative Fund	108	6	16	86
JNL Multi-Manager Mid Cap Fund	76	—	3	73
JNL Multi-Manager U.S. Select Equity Fund	9	—	—	9
JNL/AB Sustainable Global Thematic Fund	2	—	2	—
JNL/BlackRock Global Allocation Fund	1,287	335	952	—
JNL/BlackRock Global Natural Resources Fund	373	364	9	—
JNL/BlackRock Large Cap Select Growth Fund	176	122	54	—
JNL/ClearBridge Large Cap Growth Fund	20	—	—	20
JNL/DFA U.S. Core Equity Fund	1	—	—	1
JNL/First Sentier Global Infrastructure Fund	234	200	34	—
JNL/Franklin Templeton Income Fund	104	—	104	—
JNL/GQG Emerging Markets Equity Fund	316	101	90	125
JNL/Invesco Diversified Dividend Fund	260	55	205	—
JNL/Invesco Global Growth Fund	1,350	329	861	160
JNL/JPMorgan Global Allocation Fund	459	60	338	61
JNL/Mellon World Index Fund	139	22	57	60
JNL/MFS Mid Cap Value Fund	54	—	54	—
JNL/RAFI Multi-Factor U.S. Equity Fund	7	—	—	7
JNL/T. Rowe Price Balanced Fund	194	36	122	36
JNL/T. Rowe Price Established Growth Fund	156	49	15	92
JNL/T. Rowe Price Mid-Cap Growth Fund	27	—	—	27
JNL/T. Rowe Price Value Fund	246	143	103	—
JNL/Westchester Capital Event Driven Fund	1	—	—	1
JNL/WMC Balanced Fund	149	138	11	—
JNL/WMC Equity Income Fund	72	17	55	—
JNL/WMC Global Real Estate Fund	309	171	84	54